Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions		Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		$ 764,584	$ 762,477	$ 778,508
Allowance for credit losses		7,150	7,002	7,463
Net		757,434	755,475	771,045
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		368,495		370,191
Allowance for credit losses		1,450		1,460
Net		367,045		368,731
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		108,355		110,567
Allowance for credit losses		2,254		2,432
Net		106,101		108,135
Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		16,040		18,045
Allowance for credit losses		1,166		1,355
Net		14,874		16,690
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		271,694		279,705
Allowance for credit losses		2,280		2,216
Net		269,414		277,489
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	7,608	7,248	7,244
Allowance for credit losses	[1]	2,408	2,287	2,341
Net	[1]	5,200	4,961	4,903
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	2,798	2,674	2,416
Allowance for credit losses	[1]	796	786	683
Net	[1]	2,002	1,888	1,733
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	124	158
Allowance for credit losses	[1]	13	17
Net	[1]	111	141
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	1,515	1,533	1,494
Allowance for credit losses	[1]	570	554	535
Net	[1]	945	979	959
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	739	778	823
Allowance for credit losses	[1]	367	383	400
Net	[1]	372	395	423
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	1,452	1,516	1,420
Allowance for credit losses	[1]	344	351	332
Net	[1]	1,108	1,165	1,088
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	980	589	1,091
Allowance for credit losses	[1]	318	196	391
Net	[1]	662	393	700
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	2,904	2,955	2,903
Allowance for credit losses	[1]	841	834	840
Net	[1]	2,063	2,121	2,063
Financial instruments credit-impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	975	1,063	1,071
Allowance for credit losses	[1]	566	570	604
Net	[1]	409	493	467
Financial instruments credit-impaired [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	0	0	0
Allowance for credit losses	[1]	0	0	0
Net	[1]	0	0	0
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	3,729	3,230	3,270
Allowance for credit losses	[1]	1,001	883	897
Net	[1]	$ 2,728	$ 2,347	$ 2,373

[1]	Interest income recognized on impaired loans during the three months ended April 30, 2026 was $29 (January 31, 2026 – $28; October 31, 2025 – $23).